Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Summary of Activities of Temporary Equity

The activities of Series Angel Preferred Shares, Series Pre-A Preferred Shares and Series A Preferred Shares for the years ended December 31, 2019 and 2020 are as follows:

	Series Angel Preferred Shares	Series Pre-A Preferred Shares	Series A Preferred Shares	Total
	US$	US$	US$	US$
Balance as of January 1, 2019	234,394	3,570,201	20,157,863	23,962,458
Accretion	29,214	—	1,911,038	1,940,252
Balance as of December 31, 2019	263,608	3,570,201	22,068,901	25,902,710
Accretion	24,299	—	1,552,727	1,577,026
Conversion to ordinary shares	(287,907)	(3,570,201)	(23,621,628)	(27,479,736)
Balance as of December 31, 2020	—	—	—	—